Business Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Business Segments	Business Segments

DPL has presented the results of operations of Miami Fort Station, Zimmer Station, the Peaker Assets, Stuart Station, and Killen Station as discontinued operations as a group of components for all periods presented. For more information, see Note 14 – Discontinued Operations of Notes to DPL's Condensed Consolidated Financial Statements. As such, AES Ohio Generation only has operating activity coming from its undivided ownership interest in Conesville, which does not meet the thresholds to be a separate reportable operating segment. Therefore, DPL manages its business through one reportable operating segment, the Utility segment. The primary segment performance measure is income / (loss) from continuing operations before income tax as management has concluded that this measure best reflects the underlying business performance of DPL and is the most relevant measure considered in DPL’s internal evaluation of the financial performance of its segment. The Utility segment is discussed further below.

Utility Segment
The Utility segment is comprised of DP&L’s electric transmission and distribution businesses, which distribute electricity to residential, commercial, industrial and governmental customers. DP&L distributes electricity to more than 524,000 retail customers located in a 6,000-square mile area of West Central Ohio. DP&L’s electric transmission and distribution businesses are subject to rate regulation by federal and state regulators. Accordingly, DP&L applies the accounting standards for regulated operations to its electric transmission and distribution businesses recording regulatory assets when incurred costs are expected to be recovered in future customer rates and regulatory liabilities when current cost recoveries in customer rates relate to expected future costs. The Utility segment includes revenues and costs associated with our investment in OVEC and the historical results of DP&L’s Beckjord Facility, which was closed in 2014 and transferred to a third party in the first quarter of 2018, and Hutchings Coal generating facility, which was closed in 2013. These assets did not transfer to AES Ohio Generation as part of DP&L's Generation Separation on October 1, 2017. Thus, they are grouped within the Utility segment for segment reporting purposes. In addition, regulatory deferrals and collections, which include fuel deferrals in historical periods, are included in the Utility segment.

Included within the “Other” column are other businesses that do not meet the GAAP requirements for disclosure as reportable segments as well as certain corporate costs, which include interest expense and loss on early extinguishment of debt on DPL's long-term debt as well as adjustments related to purchase accounting from the Merger. DPL's undivided interest in Conesville is included within the "Other" column as it does not meet the requirement for disclosure as a reportable operating segment, since the results of operations of the other EGUs are presented as discontinued operations. The accounting policies of the reportable segment are the same as those described in Note 1 – Overview and Summary of Significant Accounting Policies of our 10-K. Intersegment sales, costs of sales and expenses are eliminated in consolidation. Certain shared and corporate costs are allocated between "Other" and the Utility reporting segment.

The following tables present financial information for DPL’s Utility reportable business segment:

$ in millions	Utility	Other	Adjustments and Eliminations	DPL Consolidated
Three months ended September 30, 2019
Revenues from external customers	$190.9	$8.1	$—	$199.0
Intersegment revenues	0.2	0.8	(1.0)	—
Total revenues	$191.1	$8.9	$(1.0)	$199.0

Depreciation and amortization	$17.4	$0.3	$—	$17.7
Interest expense	$6.1	$12.2	$—	$18.3
Income / (loss) from continuing operations before income tax	$37.7	$(11.2)	$—	$26.5

Cash capital expenditures	$58.9	$0.1	$—	$59.0

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Three Months Ended September 30, 2018
Revenues from external customers	$198.5	$9.2	$—	$207.7
Intersegment revenues	0.2	0.7	(0.9)	—
Total revenues	$198.7	$9.9	$(0.9)	$207.7

Depreciation and amortization	$19.1	$0.6	$—	$19.7
Interest expense	$5.8	$16.8	$—	$22.6
Income / (loss) from continuing operations before income tax	$37.5	$(17.7)	$—	$19.8

Cash capital expenditures	$20.5	$4.6	$—	$25.1

$ in millions	Utility	Other	Adjustments and Eliminations	DPL Consolidated
Nine months ended September 30, 2019
Revenues from external customers	$569.4	$22.8	$—	$592.2
Intersegment revenues	0.8	2.4	(3.2)	—
Total revenues	$570.2	$25.2	$(3.2)	$592.2

Depreciation and amortization	$52.9	$1.2	$—	$54.1
Interest expense	$19.9	$43.8	$—	$63.7
Loss on early extinguishment of debt	$—	$44.9	$—	$44.9
Income / (loss) from continuing operations before income tax	$108.8	$(85.8)	$—	$23.0

Cash capital expenditures	$121.1	$1.3	$—	$122.4

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Nine months ended September 30, 2018
Revenues from external customers	$562.9	$28.6	$—	$591.5
Intersegment revenues	0.6	2.1	(2.7)	—
Total revenues	$563.5	$30.7	$(2.7)	$591.5

Depreciation and amortization	$56.5	$2.3	$—	$58.8
Interest expense	$20.5	$53.9	$—	$74.4
Income / (loss) from continuing operations before income tax	$73.9	$(60.2)	$—	$13.7

Cash capital expenditures	$65.0	$10.8	$—	$75.8

(a)	"Other" includes Cash capital expenditures related to assets of discontinued operations and held-for-sale businesses for the three and nine months ended September 30, 2018.

Total Assets	September 30, 2019	December 31, 2018
Utility	$1,779.4	$1,819.6
All Other (a)	36.9	63.5
DPL Consolidated	$1,816.3	$1,883.1

(a)
"All Other" includes Total assets related to the assets of discontinued operations and held-for-sale businesses and Eliminations for all periods presented.

Beginning with the second quarter of 2018, DPL has presented the results of operations of Miami Fort Station, Zimmer Station, the Peaker Assets, Stuart Station and Killen Station as discontinued operations as a group of components for all periods presented. For more information, see Note 15 – Discontinued Operations of Notes to DPL's Consolidated Financial Statements. AES Ohio Generation now only has operating activity coming from its undivided ownership interest in Conesville, which does not meet the threshold to be a separate reportable operating segment. Because of this, DPL now manages its business through only one reportable operating segment, the Utility segment. The primary segment performance measure is income / (loss) from continuing operations before income tax as management has concluded that this measure best reflects the underlying business performance of DPL and is the most relevant measure considered in DPL’s internal evaluation of the financial performance of its segments. The Utility segment is discussed further below:

Utility Segment
The Utility segment is comprised primarily of DP&L’s electric transmission and distribution businesses, which distribute electricity to residential, commercial, industrial and governmental customers. DP&L distributes electricity to more than 525,000 retail customers who are located in a 6,000 square mile area of West Central Ohio. DP&L’s electric transmission and distribution businesses are subject to rate regulation by federal and state regulators. Accordingly, DP&L applies the accounting standards for regulated operations to its electric transmission and distribution businesses and records regulatory assets when incurred costs are expected to be recovered in future customer rates, and regulatory liabilities when current cost recoveries in customer rates relate to expected future costs. The Utility segment includes revenues and costs associated with our investment in OVEC and the historical results of DP&L’s Beckjord Facility, which was closed in 2014 and transferred to a third party in the first quarter of 2018, and the Hutchings EGU, which was closed in 2013. These assets did not transfer to AES Ohio Generation as part of DP&L's Generation Separation on October 1, 2017. Thus, they are grouped within the Utility segment for segment reporting purposes. In addition, regulatory deferrals and collections, which include fuel deferrals in historical periods, are included in the Utility segment.

Included within the “Other” column are other businesses that do not meet the GAAP requirements for disclosure as reportable segments as well as certain corporate costs, which include interest expense on DPL’s long-term debt and adjustments related to purchase accounting from the Merger. DPL's undivided interest in Conesville is now included within the "Other" column as it no longer meets the requirement for disclosure as a reportable operating segment, since the results of operations of the other generation plants are now presented as discontinued operations. The accounting policies of the reportable segments are the same as those described in Note 1 – Overview and Summary of Significant Accounting Policies. Intersegment sales and profits are eliminated in consolidation. Certain shared and corporate costs are allocated among reporting segments.

The following tables present financial information for DPL’s reportable business segment:

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2018
Revenues from external customers	$737.8	$38.1	$—	$775.9
Intersegment revenues	0.9	2.9	(3.8)	—
Total revenues	$738.7	$41.0	$(3.8)	$775.9

Depreciation and amortization	$74.5	$(1.4)	$—	$73.1
Fixed-asset impairment	$—	$2.8	$—	$2.8
Interest expense	$27.3	$70.7	$—	$98.0
Income / (loss) from continuing operations before income tax	$104.4	$(72.5)	$—	$31.9

Cash capital expenditures	$93.1	$10.5	$—	$103.6

Total assets (end of year)	$1,819.6	$545.9	$(482.4)	$1,883.1

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2017
Revenues from external customers	$718.9	$25.0	$—	$743.9
Intersegment revenues	1.1	4.4	(5.5)	—
Total revenues	$720.0	$29.4	$(5.5)	$743.9

Depreciation and amortization	$75.3	$0.8	$—	$76.1
Interest expense	$30.5	$79.5	$—	$110.0
Income / (loss) from continuing operations before income tax	$88.5	$(95.0)	$—	$(6.5)

Cash capital expenditures	$85.6	$35.9	$—	$121.5

Total assets (end of year)	$1,695.9	$736.5	$(383.2)	$2,049.2

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2016
Revenues from external customers	$806.7	$27.5	$—	$834.2
Intersegment revenues	1.3	5.7	(7.0)	—
Total revenues	$808.0	$33.2	$(7.0)	$834.2

Depreciation and amortization	$71.0	$2.6	$—	$73.6
Fixed-asset impairment	$—	$23.9	$—	$23.9
Interest expense	$25.4	$82.3	$(0.3)	$107.4
Income / (loss) from continuing operations before income tax	$143.0	$(130.6)	$—	$12.4

Cash capital expenditures	$83.4	$65.1	$—	$148.5

Total assets (end of year)	$1,710.5	$1,145.9	$(437.2)	$2,419.2

(a)
"Other" includes Cash capital expenditures and Total assets related to the assets of discontinued operations and held-for-sale businesses for all periods presented.